                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number: _________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: INTERNATIONAL VALUE ADVISERS, LLC
      ADDRESS: 717 FIFTH AVENUE
      10TH FLOOR
      NEW YORK, NY 10022
      212-584-3570

Form 13F File Number: 28-13405

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  MICHAEL MALAFRONTE
Title: CEO
Phone: 212-584-3570

Signature, Place, and Date of Signing:

/s/Michael Malafronte                   New York, NY       November 13, 2012
-------------------------------------   -------------   ----------------------
            [Signature]                 [City, State]           [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                  0

Form 13F Information Table Entry Total:            52

Form 13F Information Table Value Total:     4,869,062
                                           (thousands)

List of Other Included Managers: N/A

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

None



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13F Securities at  09/30/12

                                                                                                           VOTING AUTHORITY
                                                             VALUE     SHARES/             INVSTMT   -----------------------------
NAME OF ISSUER               TITLE OF CLASS      CUSIP      (X$1000)   PRN AMT     SH/PRN  DSCRTN      SOLE     SHARED      NONE
----------------------       --------------    ---------    --------   ---------   ------  --------  ---------  -------   --------
Amdocs Ltd                     ORD             010510864    68,356     2,072,030     SH    SOLE      1,953,820     0       118,210
Annaly Capital Management      COM             035710409    12,777     758,742       SH    SOLE      717,512       0       41,230
Aon Corp                       COM             037389103    113,177    2,164,410     SH    SOLE      2,037,590     0       126,820
Applied Materials Inc          COM             038222105    142,428    12,756,689    SH    SOLE      12,031,055    0       725,634
Automatic Data Processing      COM             053015103    33,437     570,015       SH    SOLE      537,155       0       32,860
Bank of America Corp           7.25%CNV PFD L  060505682    109,195    100,271       SH    SOLE      94,929        0       5,342
Baker Hughes Inc               COM             057224107    113,467    2,508,665     SH    SOLE      2,366,060     0       142,605
Berkshire Hathaway
    Inc.-Cl A                  CL A            084670108    299,637    2,258         SH    SOLE      2,134         0       124
Berkshire Hathaway
    Inc.-Cl B                  CL B            084670702    143,509    1,627,085     SH    SOLE      1,538,328     0       88,757
CVS Caremark Corp              COM             126650100    74,320     1,534,903     SH    SOLE      1,446,933     0       87,970
Cimarex Energy Co              COM             171798101    38,313     654,371       SH    SOLE      616,956       0       37,415
Contango Oil & Gas             COM NEW         21075N204    4,618      93,986        SH    SOLE      87,143        0       6,843
DeVry Inc.                     COM             251893103    70,848     3,112,835     SH    SOLE      2,936,442     0       176,393
Dell Inc.                      COM             24702R101    127,030    12,889,947    SH    SOLE      12,156,847    0       733,100
Devon Energy Corp New          COM             25179M103    317,606    5,249,684     SH    SOLE      4,950,700     0       298,984
Diageo PLC - ADR               SPON ADR New    25243Q205    9,340      82,849        SH    SOLE      82,849        0       0
Energizer Holdings INC         COM             29266R108    51,605     691,658       SH    SOLE      652,638       0       39,020
Expeditors Intl of
    Washington Inc.            COM             302130109    185,274    5,096,959     SH    SOLE      4,807,814     0       289,145
Gold SPDR Trust                GOLD SHS        78463V107    10,434     60,703        SH    SOLE      39,535        0       21,168
Gold iShares Trust ETF         ISHARES         464285105    194,218    11,245,980    SH    SOLE      8,753,056     0       2,492,924
Goldman Sachs                  COM             38141G104    55,639     489,439       SH    SOLE      462,159       0       27,280
Google Inc.                    COM             38259P508    212,589    281,762       SH    SOLE      265,740       0       16,022
Hewlett Packard Co.            COM             428236103    80,409     4,713,327     SH    SOLE      4,447,737     0       265,590
IAMGOLD Corp.                  COM             450913108    71,776     4,539,920     SH    SOLE      4,539,920     0       0
Ingram Micro Inc               CL A            457153104    68,825     4,519,044     SH    SOLE      4,276,684     0       242,360
JDA Software Group             COM             46612K108    80,310     2,527,046     SH    SOLE      2,381,456     0       145,590
Liberty Interactive Corp       INT COM SER A   53071M104    41,500     2,243,251     SH    SOLE      2,115,441     0       127,810
Marsh & McLennan Co            COM             571748102    40,505     1,193,795     SH    SOLE      1,127,011     0       66,784
Mastercard Inc. Class A        CL A            57636Q104    138,485    306,735       SH    SOLE      289,238       0       17,497
Microsoft                      COM             594918104    240,125    8,068,702     SH    SOLE      7,609,203     0       459,499
National Cinemedia Inc         COM             635309107    1,023      62,473        SH    SOLE      60,010        0       2,463
Net 1 UEPS Technologies        COM NEW         64107N206    110,742    12,236,691    SH    SOLE      11,742,525    0       494,166
Newmont Mining Corp.           COM             651639106    18,414     328,727       SH    SOLE      328,727       0       0
News Corp - Class A            CL A            65248E104    14,958     610,419       SH    SOLE      610,419       0       0
News Corp - Class B            CL B            65248E203    54,963     2,217,126     SH    SOLE      2,118,826     0       98,300
Nortel Inversora - ADR         SPON ADR PFD B  656567401    819        79,504        SH    SOLE      79,504        0       0
Occidental Petroleum Corp      COM             674599105    102,279    1,188,463     SH    SOLE      1,123,103     0       65,360
Oracle Corp                    COM             68389X105    181,992    5,784,870     SH    SOLE      5,456,005     0       328,865
SK Telecom-ADR                 SPONSORED ADR   78440P108    92,956     6,393,110     SH    SOLE      6,129,267     0       263,843
Seacor Holdings Inc.           COM             811901101    55,720     668,429       SH    SOLE      631,069       0       37,360
Sealed Air Corp                COM             81211K100    105,871    6,848,067     SH    SOLE      6,458,723     0       389,344
Spansion Inc. CLA              COM CL A NEW    84649R200    24,506     2,055,860     SH    SOLE      1,939,880     0       115,980
Staples Inc.                   COM             855030102    151,032    13,110,409    SH    SOLE      12,351,768    0       758,641
Symantec Corp                  COM             871503108    80,289     4,466,722     SH    SOLE      4,211,883     0       254,839
Telephone & Data Systems       COM NEW         879433829    34,353     1,341,385     SH    SOLE      1,265,474     0       75,911
Texas Instruments Inc.         COM             882508104    106,008    3,847,146     SH    SOLE      3,629,043     0       218,103
Total SA - Spon ADR            SPONSORED ADR   89151E109    288,117    5,750,848     SH    SOLE      5,519,558     0       231,290
US Cellular Corp               COM             911684108    22,186     566,986       SH    SOLE      469,616       0       97,370
Valassis Communications Inc.   COM             918866104    50,436     2,042,762     SH    SOLE      1,924,441     0       118,321
Washington Post                CL B            939640108    167,775    462,151       SH    SOLE      435,832       0       26,319
Yahoo Inc                      COM             984332106    35,155     2,200,632     SH    SOLE      2,078,262     0       122,370
Zebra Technologies             CL A            989207105    19,714     525,846       SH    SOLE      495,458       0       30,388
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